Supplement to the
Fidelity® Advisor Aggressive Growth Fund Class A, Class T,
Class B, and Class C
January 29, 2002 Prospectus

Shareholder Meeting. On or about July 17, 2002, a meeting of share-holders of Fidelity Advisor Aggressive Growth Fund will be held to vote on various proposals. Shareholders of record on May 20, 2002 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 13.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor MoneySM Line to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information replaces similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 15.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

AAG-02-01 May 20, 2002
1.756189.104

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 20.

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

Supplement to the
Fidelity® Advisor Aggressive Growth Fund
Institutional Class
January 29, 2002 Prospectus

Shareholder Meeting. On or about July 17, 2002, a meeting of share-holders of Fidelity Advisor Aggressive Growth Fund will be held to vote on various proposals. Shareholders of record on May 20, 2002 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor MoneySM Line to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information replaces similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 14.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

AAGI-02-01 May 20, 2002
1.756191.104

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 17.

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

Supplement to the
Fidelity® Blue Chip
Growth Fund
September 28, 2001
Prospectus

Shareholder Meeting. On or about July 17, 2002, a meeting of shareholders of Fidelity Blue Chip Growth Fund will be held to vote on various proposals. Shareholders of record on May 20, 2002 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

The following information replaces the second bullet found under the heading "Principal Investment Strategies" in the "Investment Summary" section on page 3.

  Normally investing at least 80% of assets in blue chip companies (companies whose stock is included in the Standard & Poor's 500SM  Index (S&P 500®) or the Dow Jones Industrial AverageSM  (DJIASM ), and companies with market capitalizations of at least $1 billion if not included in either index).

The following information replaces the second paragraph found under the heading "Principal Investment Strategies" in the "Investment Details" section on page 6.

FMR normally invests at least 80% of the fund's assets in blue chip companies. Blue chip companies include companies whose stock is included in the S&P 500 or the DJIA, and companies with market capitalizations of at least $1 billion if not included in either index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment.

The new "Shareholder Notice" heading and the following information directly follows the Blue Chip Growth Fund paragraph found under the heading "Fundamental Investment Policies" in the "Investment Details" section on page 7.

Shareholder Notice

The following policy is subject to change only upon 60 days' prior notice to shareholders:

Blue Chip Growth Fund normally invests at least 80% of its assets in blue chip companies.

BCF-02-01 May 20, 2002
1.472930.106

Supplement to the
Fidelity® Blue Chip
Growth Fund
September 28, 2001
Prospectus

Shareholder Meeting. On or about July 17, 2002, a meeting of shareholders of Fidelity Blue Chip Growth Fund will be held to vote on various proposals. Shareholders of record on May 20, 2002 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

The following information replaces the second bullet found under the heading "Principal Investment Strategies" in the "Investment Summary" section on page 3.

  Normally investing at least 80% of assets in blue chip companies (companies whose stock is included in the Standard & Poor's 500SM  Index (S&P 500®) or the Dow Jones Industrial AverageSM  (DJIASM ), and companies with market capitalizations of at least $1 billion if not included in either index).

The following information replaces the second paragraph found under the heading "Principal Investment Strategies" in the "Investment Details" section on page 5.

FMR normally invests at least 80% of the fund's assets in blue chip companies. Blue chip companies include companies whose stock is included in the S&P 500 or the DJIA, and companies with market capitalizations of at least $1 billion if not included in either index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment.

The new "Shareholder Notice" heading and the following information directly follows the Blue Chip Growth Fund paragraph found under the heading "Fundamental Investment Policies" in the "Investment Details" section on page 5.

Shareholder Notice

The following policy is subject to change only upon 60 days' prior notice to shareholders:

Blue Chip Growth Fund normally invests at least 80% of its assets in blue chip companies.

BCF-02-02L May 20, 2002
1.733974.105

Supplement to the
Fidelity® OTC Portfolio
September 28, 2001
Prospectus

Shareholder Meeting. On or about July 17, 2002, a meeting of shareholders of Fidelity OTC Portfolio will be held to vote on various proposals. Shareholders of record on May 20, 2002 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

OTC-02-02 May 20, 2002
1.472927.107

Supplement to the
Fidelity® Dividend Growth Fund
September 28, 2001
Prospectus

Shareholder Meeting. On or about July 17, 2002, a meeting of shareholders of Fidelity Dividend Growth Fund will be held to vote on various proposals. Shareholders of record on May 20, 2002 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

The following information has been added as the first bullet found under the heading "Principal Investment Strategies" in the "Investment Summary" section on page 3.

  Normally investing at least 80% of assets in equity securities.

The following information replaces the second bullet found under the heading "Principal Investment Strategies" in the "Investment Summary" section on page 3.

  Normally investing primarily in companies that pay dividends or that it believes have the potential to pay dividends in the future.

The following information replaces the first and second paragraph found under the heading "Principal Investment Strategies" in the "Investment Details" section on page 6.

FMR normally invests at least 80% of the fund's assets in equity securities. FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests the fund's assets primarily in companies that pay dividends or that it believes have the potential to pay dividends in the future. FMR uses the potential to pay dividends as a way of evaluating companies as investment opportunities.

The new "Shareholder Notice" heading and the following information directly follows the Dividend Growth Fund paragraph found under the heading "Fundamental Investment Policies" in the "Investment Details" section on page 7.

Shareholder Notice

The following policy is subject to change only upon 60 days' prior notice to shareholders:

Dividend Growth Fund normally invests at least 80% of its assets in equity securities.

DGF-02-01 May 20, 2002
1.477570.104

Supplement to the
Fidelity® Leveraged Company Stock Fund
September 28, 2001
Prospectus

Shareholder Meeting. On or about July 17, 2002, a meeting of shareholders of Fidelity Leveraged Company Stock Fund will be held to vote on various proposals. Shareholders of record on May 20, 2002 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

The following information replaces the first and second bullets found under the heading "Principal Investment Strategies" in the "Investment Summary" section on page 3.

  Normally investing at least 80% of assets in stocks.
  Normally investing primarily in common stocks of leveraged companies (companies that issue lower-quality debt and other companies with leveraged capital structures).

The following information replaces the first paragraph found under the heading "Principal Investment Strategies" in the "Investment Details" section on page 5.

FMR normally invests at least 80% of the fund's assets in stocks. FMR normally invests the fund's assets primarily in common stocks of leveraged companies. FMR defines leveraged companies as companies that issue lower-quality debt and other companies with leveraged capital structures. FMR may also invest the fund's assets in lower-quality debt securities. Issuers of lower-quality debt and other companies with leveraged capital structures may be in troubled or uncertain financial condition, and may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

The new "Shareholder Notice" heading and the following information directly follows the Leveraged Company Stock Fund paragraph found under the heading "Fundamental Investment Policies" in the "Investment Details" section on page 7.

Shareholder Notice

The following policy is subject to change only upon 60 days' prior notice to shareholders:

Leveraged Company Stock Fund normally invests at least 80% of its assets in stocks.

LSF-02-01 May 20, 2002
1.751999.102

Supplement to the
Fidelity® Growth & Income Portfolio
September 28, 2001
Prospectus

Shareholder Meeting. On or about July 17, 2002, a meeting of shareholders of Fidelity Growth & Income Portfolio will be held to vote on various proposals. Shareholders of record on May 20, 2002 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

GAI-02-01 May 20, 2002
1.480657.108